Investments in Unconsolidated Joint Ventures	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures

NOTE 4.    Investments in Unconsolidated Joint Venture

As of December 31, 2025, the Company held a 53.5% ownership interest in the JV that was comprised of 19 senior housing communities and was accounted for under the equity method. The remaining 46.5% interest was held by a sovereign wealth fund (“SWF”). As of December 31, 2025, the carrying value of the JV was $313 million. In January 2026, the Company acquired its joint venture partner’s 46.5% interest for $312 million, resulting in consolidation of the 19 senior housing communities (see Note 3).

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization	(581)
December 31, 2025	$312,709
Direct share of equity income (loss)	119
JV buyout	(312,828)
March 31, 2026	$—

NOTE 4.    Investment in Unconsolidated Joint Venture

As of December 31, 2025 and 2024, the Company owned a 53.5% interest in the JV that was comprised of 19 senior housing communities and was accounted for under the equity method. The remaining 46.5% interest was held by a sovereign wealth fund (“SWF”). This entity was not consolidated because the Company did not control the joint venture through its voting rights, as major decisions required approval by both joint venture partners and neither the Company, nor its joint venture partner, had kick-out rights. As of December 31, 2025 and 2024, the carrying value of the JV was $313 million and $323 million, respectively.

In January 2026, the Company acquired the remaining 46.5% interest in the JV for $312 million. Soon after the completion of this acquisition in January 2026, the Company entered into operator transition agreements to transition certain of its senior housing properties from Brookdale Senior Living (“Brookdale”) to Ciel Senior Living and Pegasus Senior Living (the “operator transition”). In connection with the operator transition, the Company will be required to pay a termination fee of approximately $2.5 million to Brookdale.

The following table summarizes the Company’s equity method investment (in thousands):

December 31, 2023	$332,693
Distributions	(12,036)
Direct share of equity income (loss)	2,394
Basis difference amortization.	(500)
December 31, 2024	$322,551
Distributions	(13,910)
Direct share of equity income (loss)	4,649
Basis difference amortization.	(581)
December 31, 2025	$312,709

At December 31, 2025 and 2024, the aggregate unamortized basis difference of the Company’s investment in the JV was $3 million and $4 million, respectively, and was primarily attributable to the difference between the amount for which the Company purchased its interest and the historical carrying value of the net assets of the joint venture. The difference is amortized over the remaining useful lives of the related assets and is included in equity income (loss) from unconsolidated joint venture.

For the years ended December 31, 2025 and 2024, the Company determined that the JV was significant under Rule 4-08(g) of Regulation S-X. The following tables include summarized financial information for the JV as of and for the years ended December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Net real estate	$563,021	$580,396
Other assets	40,539	38,631
Total assets	$603,560	$619,027
Accounts payable, accrued expenses, and other liabilities	$22,607	$20,676
Deferred revenue	2,370	2,457
Total liabilities	$24,977	$23,133
Members’ capital	578,238	595,549
Noncontrolling interests	345	345
Total equity	578,583	595,894
Total liabilities and equity	$603,560	$619,027

	Year Ended December 31,
	2025	2024
Total revenues	$167,176	$161,946
Total costs and expenses	(158,958)	(154,352)
Other income (expense), net	1,505	(2,066)
Income tax benefit (expense)	(993)	(1,011)
Net income (loss)	$8,730	$4,517
Noncontrolling interests’ share in earnings.	(41)	(41)
Net income (loss) attributable to members	$8,689	$4,476
The Company’s direct share of net income (loss)	4,649	2,394
Basis difference amortization	(581)	(500)
Equity income (loss) from unconsolidated joint venture	$4,068	$1,894